Rental expense and commitments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases Future Minimum Payments Due Future Minimum Sublease Rental	$ 6.2